Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
AGL Energy Ltd.	522,846	$5,805,532
Alumina Ltd.	1,021,784	1,160,649
AMP Ltd.(a)	2,758,634	2,582,691
AusNet Services	1,509,338	1,852,807
Australia & New Zealand Banking Group Ltd.	2,298,377	25,430,234
Bendigo & Adelaide Bank Ltd.	403,385	1,727,189
BHP Group Ltd.	2,394,832	50,721,457
BHP Group PLC	1,706,210	28,756,747
Boral Ltd.	936,659	1,851,957
Challenger Ltd.	436,863	1,418,631
Commonwealth Bank of Australia	1,435,436	58,914,810
Fortescue Metals Group Ltd.	1,123,451	8,796,860
Harvey Norman Holdings Ltd.	422,667	769,282
Medibank Pvt Ltd.	765,602	1,353,347
National Australia Bank Ltd.	2,335,754	25,935,542
Origin Energy Ltd.	1,436,277	5,228,238
Rio Tinto Ltd.	302,030	17,304,145
Scentre Group	4,303,510	6,564,794
South32 Ltd.	4,024,949	5,230,742
Stockland	1,976,919	3,727,552
Suncorp Group Ltd.	1,015,377	6,109,212
TPG Telecom Ltd.	198,555	956,756
Vicinity Centres	2,649,580	2,584,673
Wesfarmers Ltd.	324,855	8,016,007
Westpac Banking Corp.	2,896,147	30,868,632
Woodside Petroleum Ltd.	770,665	11,327,247

		314,995,733

Austria — 0.3%
ANDRITZ AG	57,991	1,905,526
Erste Group Bank AG	243,955	5,297,317
OMV AG	123,412	4,041,677
Raiffeisen Bank International AG	121,905	2,100,310
voestalpine AG	97,758	2,023,169

		15,367,999

Belgium — 0.7%
Ageas	142,753	5,136,339
Colruyt SA	22,400	1,340,086
Groupe Bruxelles Lambert SA	65,531	5,231,042
KBC Group NV	203,715	10,995,797
Proximus SADP	123,225	2,627,833
Solvay SA	61,447	4,794,658

		30,125,755

Denmark — 0.3%
AP Moller — Maersk A/S, Class A	2,680	2,473,156
AP Moller — Maersk A/S, Class B, NVS	2,250	2,236,571
Danske Bank A/S(a)	522,406	6,197,706
ISS A/S(a)	127,582	1,903,244

		12,810,677

Finland — 1.3%
Elisa OYJ	40,560	2,462,942
Fortum OYJ	126,900	2,105,752
Nokian Renkaat OYJ	101,522	2,172,234
Nordea Bank Abp	2,626,180	17,003,811
Orion OYJ, Class B	84,933	4,314,597
Sampo OYJ, Class A	356,958	11,823,116
Stora Enso OYJ, Class R	481,845	5,699,859
UPM-Kymmene OYJ	436,687	12,081,939

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	353,249	$2,593,869

		60,258,119

France — 10.0%
Amundi SA(b)	50,143	3,328,250
Arkema SA	55,474	4,599,582
Atos SE	78,036	5,560,862
AXA SA	1,564,296	27,749,792
BNP Paribas SA	918,720	28,854,903
Bouygues SA	182,754	5,626,791
Carrefour SA	494,560	7,310,127
Casino Guichard Perrachon SA(c)	44,193	1,656,889
Cie. de Saint-Gobain	401,562	10,648,304
Cie. Generale des Etablissements Michelin SCA	140,286	13,690,681
CNP Assurances(a)	146,193	1,509,180
Covivio	39,979	2,502,541
Credit Agricole SA	935,898	7,464,698
Electricite de France SA	501,606	3,996,401
Engie SA	1,486,035	16,120,284
Eutelsat Communications SA	147,214	1,651,133
Faurecia SE	60,962	2,207,471
Gecina SA	37,478	4,889,013
ICADE	23,895	1,835,979
Klepierre SA	160,340	3,241,074
Natixis SA	768,762	1,819,616
Orange SA	1,617,435	19,726,502
Peugeot SA	236,294	3,383,977
Publicis Groupe SA	176,041	5,231,144
Renault SA	156,164	3,096,966
Sanofi	913,303	89,220,382
Schneider Electric SE	448,271	40,978,122
SCOR SE	80,783	2,273,977
SES SA	293,514	1,959,778
Societe Generale SA	657,810	10,274,318
Suez	282,042	3,186,516
TOTAL SA	1,946,674	70,042,499
Unibail-Rodamco-Westfield	102,341	6,021,694
Unibail-Rodamco-Westfield, New	9,776	575,215
Veolia Environnement SA	435,027	9,284,310
Vinci SA	416,480	34,075,935

		455,594,906

Germany — 9.0%
Allianz SE, Registered	220,448	40,777,201
BASF SE	745,523	38,121,628
Bayer AG, Registered	796,671	52,477,781
Bayerische Motoren Werke AG	268,201	15,877,756
Brenntag AG	61,449	2,772,296
Commerzbank AG	815,594	3,014,062
Continental AG	89,890	7,600,842
Covestro AG(b)	143,296	4,815,290
Daimler AG, Registered(c)	737,178	25,462,335
Delivery Hero SE(a)(b)	32,213	2,716,783
Deutsche Bank AG, Registered(c)	793,083	5,887,803
Deutsche Lufthansa AG, Registered(a)(c)	194,141	1,734,738
Deutsche Telekom AG, Registered	2,698,872	39,389,687
Deutsche Wohnen SE	188,102	7,623,039
E.ON SE	1,817,294	18,204,947
Evonik Industries AG	168,683	4,149,675
Fraport AG Frankfurt Airport Services Worldwide(c)	34,183	1,499,123
Fresenius SE & Co. KGaA	338,430	14,690,141

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hannover Rueck SE	48,542	$7,735,951
HeidelbergCement AG	120,835	5,741,367
KION Group AG	51,228	2,542,345
METRO AG	149,173	1,295,349
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	58,466	12,858,790
Siemens AG, Registered	620,405	57,542,558
Telefonica Deutschland Holding AG	727,000	2,066,354
TUI AG(c)	363,854	1,452,569
Uniper SE	163,557	4,389,027
Volkswagen AG	29,439	4,394,930
Vonovia SE	419,280	20,688,641

		407,523,008

Hong Kong — 3.9%
Bank of East Asia Ltd. (The)(c)	585,800	1,212,709
BeiGene Ltd., ADR(a)	10,893	1,664,777
BOC Hong Kong Holdings Ltd.	2,932,000	8,805,576
CK Asset Holdings Ltd.	2,033,500	12,547,167
CK Hutchison Holdings Ltd.	2,279,000	16,472,581
CK Infrastructure Holdings Ltd.	548,500	3,190,980
CLP Holdings Ltd.	1,315,000	13,710,760
Dairy Farm International Holdings Ltd.	126,900	607,851
Hang Lung Properties Ltd.	1,609,088	3,367,567
Hang Seng Bank Ltd.(c)	616,600	10,598,432
Henderson Land Development Co. Ltd.	1,258,794	5,024,807
HK Electric Investments & HK Electric Investments Ltd.	2,055,500	2,070,679
HKT Trust & HKT Ltd.	3,111,000	4,881,165
Hong Kong & China Gas Co. Ltd.	2,808,000	4,900,786
Hongkong Land Holdings Ltd.	938,100	3,949,401
Jardine Matheson Holdings Ltd.	184,600	8,115,016
Jardine Strategic Holdings Ltd.	183,000	3,943,650
Kerry Properties Ltd.	387,000	1,037,997
MTR Corp. Ltd.	1,310,000	7,101,497
New World Development Co. Ltd.	5,076,000	5,848,549
NWS Holdings Ltd.	1,047,000	1,065,279
PCCW Ltd.	3,582,000	2,142,519
Power Assets Holdings Ltd.	1,181,000	7,710,883
Sands China Ltd.	1,910,400	7,673,976
Sino Land Co. Ltd.	2,702,000	3,688,247
SJM Holdings Ltd.	1,542,000	1,491,252
Sun Hung Kai Properties Ltd.	1,288,000	17,256,905
Swire Pacific Ltd., Class A	371,000	2,377,919
Swire Properties Ltd.	931,200	2,550,396
Wharf Real Estate Investment Co. Ltd.	1,046,419	4,315,413
Wheelock & Co. Ltd.	650,000	4,644,989
Wynn Macau Ltd.	494,400	846,687
Yue Yuen Industrial Holdings Ltd.	534,000	837,847

		175,654,259

Ireland — 0.4%
AIB Group PLC(a)	696,951	954,213
Bank of Ireland Group PLC	829,777	1,675,019
Flutter Entertainment PLC(a)	65,227	7,980,197
Smurfit Kappa Group PLC	176,065	5,519,194

		16,128,623

Israel — 0.7%
Azrieli Group Ltd.	33,939	2,025,056
Bank Hapoalim BM	937,388	6,071,187
Bank Leumi Le-Israel BM	1,185,242	6,450,552
ICL Ltd.	574,104	2,012,978

Security	Shares	Value

Israel (continued)
Isracard Ltd.	46,020	$121,317
Israel Discount Bank Ltd., Class A	327,073	1,071,428
Mizrahi Tefahot Bank Ltd.	107,408	2,220,015
Teva Pharmaceutical Industries Ltd., ADR(a)	888,782	9,545,519

		29,518,052

Italy — 3.3%
Assicurazioni Generali SpA	892,942	12,729,181
Atlantia SpA	402,641	6,551,242
CNH Industrial NV(a)	822,257	5,144,330
Enel SpA	6,597,453	45,062,516
Eni SpA	2,077,171	19,825,440
Intesa Sanpaolo SpA	12,077,973	18,824,870
Leonardo SpA	48,282	332,847
Mediobanca Banca di Credito Finanziario SpA	507,484	2,939,320
Pirelli & C SpA(b)	341,144	1,327,970
Poste Italiane SpA(b)	285,646	2,425,353
Snam SpA	1,659,086	7,428,700
Telecom Italia SpA/Milano(a)(c)	7,560,987	2,994,608
Tenaris SA	387,440	2,713,377
Terna Rete Elettrica Nazionale SpA	1,157,812	7,253,825
UniCredit SpA(a)	1,629,178	12,542,818

		148,096,397

Japan — 26.8%
AEON Financial Service Co. Ltd.	79,700	842,203
Aeon Mall Co. Ltd.	30,700	392,165
AGC Inc.	156,500	3,950,002
Aisin Seiki Co. Ltd.	135,800	3,955,833
Alps Alpine Co. Ltd.(c)	156,000	1,638,266
Amada Co. Ltd.	277,800	2,553,677
Aozora Bank Ltd.	106,900	1,932,367
Asahi Kasei Corp.	1,014,000	7,254,033
Bank of Kyoto Ltd. (The)	46,000	1,595,923
Bridgestone Corp.	452,600	14,297,310
Brother Industries Ltd.	174,900	3,002,912
Canon Inc.	815,800	17,428,299
Casio Computer Co. Ltd.	93,600	1,496,760
Central Japan Railway Co.	115,700	18,398,826
Chiba Bank Ltd. (The)	447,300	2,099,823
Chubu Electric Power Co. Inc.	530,100	7,230,101
Chugoku Electric Power Co. Inc. (The)	242,100	3,273,733
Concordia Financial Group Ltd.	846,700	2,628,741
Credit Saison Co. Ltd.	141,200	1,630,729
Dai Nippon Printing Co. Ltd.	195,400	4,184,467
Daicel Corp.	196,300	1,608,068
Dai-ichi Life Holdings Inc.	882,800	11,235,711
Daiwa House Industry Co. Ltd.	465,700	12,008,863
Daiwa House REIT Investment Corp.	1,595	3,885,515
Daiwa Securities Group Inc.	1,242,600	5,210,472
Denso Corp.	351,000	12,512,386
Dentsu Group Inc.	185,600	3,953,774
Electric Power Development Co. Ltd.	130,920	2,644,477
FANUC Corp.	101,500	16,923,785
Fujitsu Ltd.	157,000	15,467,293
Fukuoka Financial Group Inc.	147,400	2,136,532
Hankyu Hanshin Holdings Inc.	93,300	3,228,223
Hino Motors Ltd.	246,300	1,487,911
Hirose Electric Co. Ltd.	16,790	1,863,724
Hisamitsu Pharmaceutical Co. Inc.	30,000	1,425,165
Hitachi Construction Machinery Co. Ltd.	88,200	2,099,941

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	271,400	$8,225,627
Hitachi Metals Ltd.	173,200	1,710,377
Honda Motor Co. Ltd.	1,336,600	32,629,114
Idemitsu Kosan Co. Ltd.	161,983	3,741,507
IHI Corp.	51,400	649,380
Iida Group Holdings Co. Ltd.	110,100	1,481,591
Inpex Corp.	822,900	5,318,242
Isetan Mitsukoshi Holdings Ltd.	258,500	1,590,620
Isuzu Motors Ltd.	426,600	3,290,806
ITOCHU Corp.	550,800	10,945,434
J Front Retailing Co. Ltd.	167,000	1,388,348
Japan Airlines Co. Ltd.	98,500	1,786,973
Japan Exchange Group Inc.	154,800	2,912,588
Japan Post Bank Co. Ltd.	330,300	3,085,703
Japan Post Holdings Co. Ltd.	1,281,300	10,362,073
Japan Post Insurance Co. Ltd.	199,200	2,574,409
Japan Prime Realty Investment Corp.	398	1,112,844
Japan Real Estate Investment Corp.	718	3,921,186
Japan Retail Fund Investment Corp.	2,171	2,403,763
Japan Tobacco Inc.	984,000	18,537,130
JFE Holdings Inc.	382,300	2,588,350
JGC Holdings Corp.	186,000	1,833,301
JSR Corp.	163,300	3,115,276
JTEKT Corp.	115,500	859,756
JXTG Holdings Inc.	2,541,850	9,096,797
Kajima Corp.	347,100	3,667,864
Kamigumi Co. Ltd.	88,100	1,567,815
Kansai Electric Power Co. Inc. (The)	575,500	5,946,860
Kawasaki Heavy Industries Ltd.	60,900	936,266
KDDI Corp.	1,438,300	41,816,755
Komatsu Ltd.	739,400	14,261,117
Konica Minolta Inc.	354,900	1,397,231
Kubota Corp.	293,900	3,702,093
Kuraray Co. Ltd.	266,200	2,700,959
Kyowa Kirin Co. Ltd.	124,800	2,938,667
Kyushu Electric Power Co. Inc.	302,000	2,408,996
Kyushu Railway Co.	128,800	3,496,576
LIXIL Group Corp.	221,100	2,704,435
Makita Corp.	93,600	3,081,049
Marubeni Corp.	1,265,200	6,199,699
Marui Group Co. Ltd.	106,300	1,761,478
Maruichi Steel Tube Ltd.	50,500	1,148,983
Mazda Motor Corp.	450,000	2,575,396
Mebuki Financial Group Inc.	723,620	1,536,090
Medipal Holdings Corp.	142,900	2,798,266
Mitsubishi Chemical Holdings Corp.	1,023,600	5,909,858
Mitsubishi Corp.	716,200	15,404,311
Mitsubishi Electric Corp.	1,476,000	18,502,623
Mitsubishi Gas Chemical Co. Inc.	116,100	1,442,904
Mitsubishi Heavy Industries Ltd.	266,800	6,894,859
Mitsubishi Materials Corp.	56,700	1,174,987
Mitsubishi Motors Corp.	536,800	1,531,061
Mitsubishi UFJ Financial Group Inc.	9,938,800	40,364,902
Mitsubishi UFJ Lease & Finance Co. Ltd.	334,100	1,621,526
Mitsui & Co. Ltd.	1,335,600	18,909,603
Mitsui Chemicals Inc.	165,000	3,280,404
Mitsui OSK Lines Ltd.	65,700	1,163,044
Mizuho Financial Group Inc.	19,755,900	23,241,149
MS&AD Insurance Group Holdings Inc.	390,508	11,401,000
NGK Insulators Ltd.	143,200	1,906,923

Security	Shares	Value

Japan (continued)
NGK Spark Plug Co. Ltd.	134,700	$2,043,142
NH Foods Ltd.	44,700	1,611,432
Nikon Corp.	263,700	2,483,246
Nippon Building Fund Inc.	540	3,247,019
Nippon Prologis REIT Inc.	760	2,100,865
Nippon Steel Corp.	654,700	5,583,026
Nippon Telegraph & Telephone Corp.	1,028,000	23,485,332
Nippon Yusen KK	116,600	1,559,246
Nissan Motor Co. Ltd.	1,865,700	6,451,918
Nisshin Seifun Group Inc.	79,330	1,247,796
Nitto Denko Corp.	127,700	6,460,532
Nomura Holdings Inc.	2,695,600	11,338,485
Nomura Real Estate Holdings Inc.	106,900	1,771,420
Nomura Real Estate Master Fund Inc.	3,212	3,712,566
NSK Ltd.	281,200	1,966,967
NTT DOCOMO Inc.	1,086,300	31,978,982
Obayashi Corp.	514,900	4,583,951
Oji Holdings Corp.	683,000	3,512,882
Omron Corp.	62,400	3,711,264
ORIX Corp.	1,085,900	13,089,495
Orix JREIT Inc.	1,325	1,607,074
Osaka Gas Co. Ltd.	310,700	5,808,101
Otsuka Holdings Co. Ltd.	161,800	6,438,107
Panasonic Corp.	1,787,800	13,822,911
Resona Holdings Inc.	1,677,900	5,287,813
Ricoh Co. Ltd.	528,600	3,657,960
Rinnai Corp.	9,500	725,815
Rohm Co. Ltd.	31,200	2,001,515
Sankyo Co. Ltd.	38,600	1,072,072
SBI Holdings Inc.	202,400	3,844,152
Secom Co. Ltd.	62,400	5,254,706
Seiko Epson Corp.	220,100	2,525,485
Sekisui House Ltd.	500,700	8,702,024
Seven Bank Ltd.	122,400	334,229
Shimamura Co. Ltd.	19,200	1,220,929
Shimizu Corp.	287,600	2,248,409
Shinsei Bank Ltd.(a)	169,200	2,064,862
Shizuoka Bank Ltd. (The)	364,300	2,228,010
Showa Denko KK	103,100	2,289,826
SoftBank Group Corp.	1,279,100	55,417,499
Sompo Holdings Inc.	93,600	3,063,543
Sony Corp.	352,600	22,857,093
Sony Financial Holdings Inc.	83,000	1,603,572
Subaru Corp.	506,800	10,308,038
SUMCO Corp.	213,600	3,096,086
Sumitomo Chemical Co. Ltd.	1,211,200	3,783,053
Sumitomo Corp.	972,600	11,173,508
Sumitomo Electric Industries Ltd.	614,000	6,393,501
Sumitomo Heavy Industries Ltd.	82,200	1,763,378
Sumitomo Metal Mining Co. Ltd.	198,600	5,048,806
Sumitomo Mitsui Financial Group Inc.	1,064,400	28,308,352
Sumitomo Mitsui Trust Holdings Inc.	251,505	7,434,491
Sumitomo Rubber Industries Ltd.	141,200	1,390,411
Suzuken Co. Ltd.	25,860	1,006,009
T&D Holdings Inc.	420,900	3,695,938
Taiheiyo Cement Corp.	106,900	2,137,300
Taisei Corp.	123,600	3,912,526
Taisho Pharmaceutical Holdings Co. Ltd.	20,500	1,290,176
Takeda Pharmaceutical Co. Ltd.	1,225,969	44,517,114
Teijin Ltd.	143,100	2,308,388

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
THK Co. Ltd.	64,300	$1,567,589
Toho Gas Co. Ltd.	37,100	1,824,903
Tohoku Electric Power Co. Inc.	355,500	3,367,667
Tokyo Century Corp.	31,200	1,075,158
Tokyo Electric Power Co. Holdings Inc.(a)	1,222,700	4,150,560
Tokyo Gas Co. Ltd.	298,200	6,575,542
Tokyu Fudosan Holdings Corp.	491,200	2,457,493
Toppan Printing Co. Ltd.	234,700	3,538,003
Toray Industries Inc.	1,129,800	5,273,140
Toshiba Corp.	150,800	3,789,214
Tosoh Corp.	227,900	2,832,366
TOTO Ltd.	70,700	2,505,756
Toyo Seikan Group Holdings Ltd.	121,800	1,254,050
Toyo Suisan Kaisha Ltd.	38,200	1,843,288
Toyoda Gosei Co. Ltd.	52,200	983,128
Toyota Industries Corp.	124,500	6,321,925
Toyota Motor Corp.	1,847,916	115,193,417
Toyota Tsusho Corp.	174,900	4,232,863
Trend Micro Inc.	38,500	1,969,374
United Urban Investment Corp.	2,400	2,441,857
West Japan Railway Co.	129,600	8,080,079
Yamada Denki Co. Ltd.	497,200	2,380,571
Yamaha Motor Co. Ltd.	228,000	2,991,387
Yamato Holdings Co. Ltd.	156,000	2,754,271
Yamazaki Baking Co. Ltd.	30,000	532,754
Yokohama Rubber Co. Ltd. (The)	88,400	1,149,899
Z Holdings Corp.	2,157,800	8,454,839

		1,215,158,395

Malta — 0.0%
BGP Holdings PLC(a)(d)	2,256,851	25

Netherlands — 1.5%
ABN AMRO Bank NV, CVA(b)	340,316	2,609,236
Aegon NV	1,457,479	3,751,485
AerCap Holdings NV(a)	99,467	2,797,012
Altice Europe NV(a)	255,159	1,015,894
ArcelorMittal SA	533,845	5,848,373
EXOR NV	45,796	2,502,500
ING Groep NV	3,162,851	17,349,065
Koninklijke Ahold Delhaize NV	898,372	21,805,146
Koninklijke Vopak NV	20,754	1,196,150
NN Group NV	250,939	7,258,880
Randstad NV	97,662	3,918,281

		70,052,022

New Zealand — 0.3%
Auckland International Airport Ltd.	524,923	1,972,254
Fletcher Building Ltd.	669,842	1,529,058
Mercury NZ Ltd.	494,606	1,392,997
Meridian Energy Ltd.	1,028,338	2,848,604
Spark New Zealand Ltd.	1,554,073	4,257,007

		11,999,920

Norway — 0.7%
DNB ASA	767,926	9,332,741
Equinor ASA	818,200	11,484,927
Gjensidige Forsikring ASA	58,889	1,042,992
Mowi ASA	124,751	2,142,345
Norsk Hydro ASA	380,638	974,729
Telenor ASA	382,667	5,888,164

		30,865,898

Security	Shares	Value

Portugal — 0.1%
EDP — Energias de Portugal SA	1,368,117	$5,769,219

Singapore — 1.3%
Ascendas REIT	1,527,932	3,223,668
CapitaLand Commercial Trust	1,480,849	1,693,661
CapitaLand Mall Trust	856,600	1,150,085
DBS Group Holdings Ltd.	938,600	13,308,557
Keppel Corp. Ltd.	1,196,800	5,084,083
Mapletree Commercial Trust	600,300	835,823
Oversea-Chinese Banking Corp. Ltd.	2,656,700	17,060,857
Sembcorp Industries Ltd.	584,400	672,535
Singapore Press Holdings Ltd.(c)	1,007,500	1,087,874
Singapore Telecommunications Ltd.	6,610,000	13,288,556
Suntec REIT	1,664,100	1,654,998
Yangzijiang Shipbuilding Holdings Ltd.	1,954,600	1,367,678

		60,428,375

Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	211,000	5,262,335
Banco Bilbao Vizcaya Argentaria SA	5,443,014	17,807,695
Banco de Sabadell SA	4,455,480	1,845,161
Banco Santander SA	13,506,545	30,142,198
Bankia SA	1,055,970	1,074,254
Bankinter SA	535,631	2,208,250
CaixaBank SA	2,899,838	5,212,131
Enagas SA	182,725	4,260,952
Endesa SA	264,810	5,873,439
Iberdrola SA	4,994,906	50,004,207
Mapfre SA	904,236	1,654,974
Naturgy Energy Group SA	240,763	4,248,331
Red Electrica Corp. SA	334,704	5,885,783
Repsol SA	1,150,223	10,474,302
Telefonica SA	3,786,357	17,335,280

		163,289,292

Sweden — 1.9%
Boliden AB	223,201	4,577,275
Hennes & Mauritz AB, Class B	422,929	5,897,589
Industrivarden AB, Class C(a)	138,900	2,875,500
Investor AB, Class B	242,380	12,189,476
Kinnevik AB, Class B	198,200	4,099,066
L E Lundbergforetagen AB, Class B	30,272	1,277,553
Millicom International Cellular SA, SDR	78,796	2,073,324
Skandinaviska Enskilda Banken AB, Class A	1,314,699	10,814,043
Skanska AB, Class B(a)	280,213	5,369,181
SKF AB, Class B	301,477	4,801,248
Svenska Handelsbanken AB, Class A(a)	1,267,904	11,722,063
Swedbank AB, Class A	732,807	8,655,153
Telia Co. AB	2,256,675	7,797,811
Volvo AB, Class B	419,355	5,416,254

		87,565,536

Switzerland — 6.0%
ABB Ltd., Registered	1,493,444	28,355,552
Adecco Group AG, Registered	127,745	5,600,053
Baloise Holding AG, Registered	39,955	5,981,969
Clariant AG, Registered	161,357	2,986,730
Credit Suisse Group AG, Registered	1,344,502	12,155,752
Dufry AG, Registered	34,183	1,113,166
EMS-Chemie Holding AG, Registered	2,472	1,602,068
Kuehne + Nagel International AG, Registered	21,414	3,062,946
LafargeHolcim Ltd., Registered	258,577	10,727,268

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	870,840	$74,221,933
Pargesa Holding SA, Bearer	33,170	2,359,344
Swatch Group AG (The), Bearer	21,548	4,312,279
Swatch Group AG (The), Registered	50,414	1,962,968
Swiss Life Holding AG, Registered	27,450	9,724,038
Swiss Prime Site AG, Registered	61,822	5,873,779
Swiss Re AG	238,413	17,207,532
Swisscom AG, Registered	20,957	10,895,946
UBS Group AG, Registered	3,131,366	33,547,453
Zurich Insurance Group AG	122,280	38,933,476

		270,624,252

United Kingdom — 19.2%
3i Group PLC	793,971	7,851,570
Admiral Group PLC	159,059	4,674,659
Anglo American PLC	836,817	14,937,713
Antofagasta PLC	321,226	3,294,102
Aviva PLC	3,174,794	9,682,949
BAE Systems PLC	2,604,575	16,702,375
Barclays PLC	13,916,241	18,588,901
Barratt Developments PLC	820,559	5,371,715
BP PLC	16,441,117	64,930,717
British American Tobacco PLC	1,862,037	72,351,132
British Land Co. PLC (The)	712,147	3,634,388
BT Group PLC	6,795,862	9,947,765
Carnival PLC	124,626	1,722,094
Centrica PLC	4,664,676	2,347,633
Direct Line Insurance Group PLC	1,147,342	3,943,621
easyJet PLC(c)	130,302	991,398
Evraz PLC	279,434	934,735
Fiat Chrysler Automobiles NV	885,140	7,771,462
G4S PLC	460,460	634,235
GlaxoSmithKline PLC	4,045,951	84,766,853
Glencore PLC	8,668,851	16,084,591
GVC Holdings PLC	472,764	4,496,261
HSBC Holdings PLC	16,516,399	85,415,175
Imperial Brands PLC	773,922	16,390,179
Informa PLC	1,040,779	5,765,761
ITV PLC	2,978,007	2,873,578
J Sainsbury PLC	1,455,792	3,637,639
Johnson Matthey PLC	153,500	3,857,825
Kingfisher PLC	1,692,558	3,358,212
Land Securities Group PLC	567,980	4,742,713
Legal & General Group PLC	4,818,922	12,436,304
Lloyds Banking Group PLC	57,238,402	23,276,536
M&G PLC	2,081,526	3,472,269
Marks & Spencer Group PLC	1,562,947	1,815,682
Meggitt PLC	661,614	2,330,834
Micro Focus International PLC	278,610	1,692,814
Mondi PLC	247,948	4,409,766
National Grid PLC	2,816,109	33,169,517
Pearson PLC	634,362	3,679,103
Persimmon PLC	258,713	7,195,528
Prudential PLC	2,110,565	30,042,503
Rio Tinto PLC	912,402	42,403,392
Royal Bank of Scotland Group PLC	3,944,931	5,500,903
Royal Dutch Shell PLC, Class A	3,391,826	56,687,232
Royal Dutch Shell PLC, Class B	3,039,160	49,313,452
RSA Insurance Group PLC	294,455	1,341,536
Schroders PLC	104,076	3,484,074
Severn Trent PLC	192,399	5,800,114

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	123,643	$1,934,649
SSE PLC	834,917	13,164,038
Standard Chartered PLC	2,203,643	11,326,733
Standard Life Aberdeen PLC	1,947,435	5,431,097
Taylor Wimpey PLC	2,704,900	5,017,092
Tesco PLC	7,900,438	23,428,237
United Utilities Group PLC	560,807	6,381,930
Vodafone Group PLC	10,787,890	15,259,239
Weir Group PLC (The)	205,656	2,476,274
Whitbread PLC	108,977	4,096,254
Wm Morrison Supermarkets PLC	1,983,622	4,578,738
WPP PLC	1,023,029	8,015,954

		870,863,745

Total Common Stocks — 98.2% (Cost: $5,967,096,282)		4,452,690,207

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	47,228	2,235,720
Fuchs Petrolub SE, Preference Shares, NVS	27,713	1,076,354
Henkel AG & Co. KGaA, Preference Shares, NVS	72,157	6,404,879
Porsche Automobil Holding SE, Preference Shares, NVS	125,463	6,325,424
Volkswagen AG, Preference Shares, NVS	148,607	20,870,270

		36,912,647

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,660,588	1,855,063

Total Preferred Stocks — 0.8% (Cost: $49,568,871)		38,767,710

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	49,110,674	49,164,696
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	1,397,000	1,397,000

		50,561,696

Total Short-Term Investments — 1.1% (Cost: $50,515,711)		50,561,696

Total Investments in Securities — 100.1% (Cost: $6,067,180,864)		4,542,019,613

Other Assets, Less Liabilities — (0.1)%		(5,725,876)

Net Assets — 100.0%		$4,536,293,737

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI EAFE Value ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,234,058	17,876,616	49,110,674	$49,164,696	$280,222	(b)	$(5,605)	$41,523
BlackRock Cash Funds: Treasury, SL Agency Shares	1,872,000	(475,000)	1,397,000	1,397,000	26,083		—	—

				$50,561,696	$306,305		$(5,605)	$41,523

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	516	06/19/20	$16,317	$1,400,325
FTSE 100 Index	211	06/19/20	15,663	1,210,221
TOPIX Index	91	06/11/20	12,373	615,439

				$3,225,985

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,290,643,463	$162,046,719	$25	$4,452,690,207
Preferred Stocks	38,767,710	—	—	38,767,710
Money Market Funds	50,561,696	—	—	50,561,696

	$4,379,972,869	$162,046,719	$25	$4,542,019,613

Derivative financial instruments(a)
Assets
Futures Contracts	$3,225,985	$—	$—	$3,225,985

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt